24. Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Financial Statements

The condensed financial statements below relate to Highlands Bankshares, Inc., as of December 31, 2015 and 2014 and for the years then ended. Equity in undistributed earnings of subsidiary includes the change in unrealized gains or losses on securities, net of tax.

CONDENSED BALANCE SHEETS
	2015	2014
ASSETS
Cash	$14	$331
Other investments	102	102
Equity in subsidiary	53,444	52,295
Other assets	—	74

Total Assets	$53,560	$52,802

STOCKHOLDERS’ EQUITY	$53,560	$52,802

CONDENSED STATEMENTS OF INCOME
	2015	2014

Interest and dividend income	$4	$48
Other income	—	11
Interest expense	—	(356)
Operating expense	(95)	(155)
	(91)	(452)

Income tax benefit	31	154
Equity in undistributed earnings of subsidiary	1,397	2,824

Net income	$1,337	$2,526

CONDENSED STATEMENTS OF CASH FLOWS
	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,337	$2,526
Adjustments to reconcile net income to net cash Used in operating activities:
Depreciation and amortization	—	24
Equity in undistributed earnings of subsidiary	(1,397)	(2,824)
(Increase) decrease in other assets	43	207
Increase (decrease) in other liabilities	—	(1,636)

Net cash used in operating activities	(17)	(1,703)

CASH FLOWS FROM INVESTING ACTIVITIES:

Capital contributed to subsidiary bank	(300)	(7,900)

Net cash (used in) investing activities	(300)	(7,900)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	—	(3,450)
Issuance of Common Stock	—	9,418
Issuance of Preferred Stock	—	6,938
Redemption of capital securities	—	(3,150)

Net cash provided by financing activities	—	9,756

Net increase (decrease) in cash and cash equivalents	(317)	153

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	331	178

CASH AND CASH EQUIVALENTS AT END OF YEAR	$14	$331